New Standards and Interpretations Adopted in the Current Year - Summary of financial assets classified into appropriate IFRS 9 categories (Parenthetical) (Detail) $ in Billions	Jan. 01, 2018 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Money market funds	$ 7.8
Reclassification of trade and other receivables from amortised cost to FVPL	$ 1.3